DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - Additional Information (Details) - Sep. 30, 2025 - Maximum	CNY (¥)	HKD ($)
PRC
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Amount insured by government authority | ¥	¥ 500,000
HKSAR
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Amount insured by government authority | $		$ 500,000